UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam International Value Fund

The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (98.4%)(a)
		Shares	Value

Aerospace and defense (1.3%)

BAE Systems PLC (United Kingdom)		264,912	$2,163,922

			2,163,922
Airlines (1.2%)

Japan Airlines Co., Ltd. (Japan)		50,000	2,012,123

			2,012,123
Auto components (1.4%)

Magna International, Inc. (Canada)		16,794	945,970

Valeo SA (France)		21,502	1,421,914

			2,367,884
Automobiles (3.4%)

Fiat Chrysler Automobiles NV (Italy)(NON)		64,957	1,331,871

Nissan Motor Co., Ltd. (Japan)		290,200	3,010,956

Yamaha Motor Co., Ltd. (Japan)		42,400	1,267,159

			5,609,986
Banks (14.3%)

Australia & New Zealand Banking Group, Ltd. (Australia)		151,961	3,152,743

Bank of Ireland Group PLC (Ireland)(NON)		148,284	1,299,723

Danske Bank A/S (Denmark)		45,301	1,692,989

DNB ASA (Norway)		69,829	1,362,438

ING Groep NV (Netherlands)		379,451	6,408,824

Lloyds Banking Group PLC (United Kingdom)		762,155	692,570

Mizuho Financial Group, Inc. (Japan)		726,600	1,306,999

Skandinaviska Enskilda Banken AB (Sweden)		117,103	1,227,809

Societe Generale SA (France)		61,000	3,318,722

Sumitomo Mitsui Financial Group, Inc. (Japan)		70,500	2,953,705

			23,416,522
Building products (2.8%)

Compagnie De Saint-Gobain (France)		26,947	1,423,370

Johnson Controls International PLC		44,000	1,550,560

Sanwa Holdings Corp. (Japan)		118,000	1,522,616

			4,496,546
Capital markets (2.4%)

Credit Suisse Group AG (Switzerland)		60,487	1,014,938

Natixis SA (France)		201,148	1,651,067

UBS Group AG (Switzerland)		70,597	1,243,085

			3,909,090
Chemicals (1.2%)

Akzo Nobel NV (Netherlands)		11,871	1,122,251

LANXESS AG (Germany)		10,242	785,273

			1,907,524
Communications equipment (1.0%)

Nokia OYJ (Finland)		291,402	1,607,542

			1,607,542
Construction and engineering (2.2%)

Vinci SA (France)		37,052	3,648,180

			3,648,180
Construction materials (1.4%)

CRH PLC (Ireland)		38,683	1,315,196

LafargeHolcim, Ltd. (Switzerland)		18,730	1,025,848

			2,341,044
Diversified financial services (2.8%)

Challenger, Ltd. (Australia)		133,388	1,191,180

Eurazeo SA (France)		19,511	1,796,626

ORIX Corp. (Japan)		93,700	1,652,442

			4,640,248
Diversified telecommunication services (4.9%)

BCE, Inc. (Canada)		28,700	1,235,012

Com Hem Holding AB (Sweden)		89,383	1,448,339

Nippon Telegraph & Telephone Corp. (Japan)		54,800	2,523,566

Spark New Zealand, Ltd. (New Zealand)		672,560	1,629,609

Telecom Italia SpA RSP (Italy)		1,437,331	1,200,550

			8,037,076
Electric utilities (1.0%)

SSE PLC (United Kingdom)		94,273	1,689,610

			1,689,610
Electronic equipment, instruments, and components (0.9%)

TDK Corp. (Japan)		16,700	1,505,127

			1,505,127
Equity real estate investment trusts (REITs) (0.9%)

Hibernia REIT PLC (Ireland)		451,009	801,254

Vicinity Centres (Australia)		393,430	731,269

			1,532,523
Food and staples retail (1.7%)

Koninklijke Ahold Delhaize NV (Netherlands)		66,531	1,577,537

Seven & i Holdings Co., Ltd. (Japan)		28,700	1,231,021

			2,808,558
Food products (1.4%)

Kerry Group PLC Class A, (Ireland)		21,662	2,202,709

			2,202,709
Health-care equipment and supplies (1.0%)

Hoya Corp. (Japan)		33,900	1,690,141

			1,690,141
Hotels, restaurants, and leisure (0.9%)

Dalata Hotel Group PLC (Ireland)(NON)		190,566	1,456,751

			1,456,751
Household durables (0.8%)

Panasonic Corp. (Japan)		94,400	1,349,395

			1,349,395
Household products (0.7%)

Henkel AG & Co. KGaA (Preference) (Germany)		8,278	1,088,571

			1,088,571
Industrial conglomerates (3.1%)

Siemens AG (Germany)		27,972	3,567,833

Toshiba Corp. (Japan)(NON)		528,000	1,528,349

			5,096,182
Insurance (10.2%)

AIA Group, Ltd. (Hong Kong)		325,400	2,777,899

Allianz SE (Germany)		7,741	1,749,423

AXA SA (France)		98,530	2,623,060

Chubb, Ltd.		15,686	2,145,374

Insurance Australia Group, Ltd. (Australia)		342,654	1,978,089

Prudential PLC (United Kingdom)		141,208	3,529,823

SCOR SE (France)		46,463	1,902,961

			16,706,629
Machinery (1.6%)

KION Group AG (Germany)		13,387	1,249,285

NSK, Ltd. (Japan)		99,100	1,328,101

			2,577,386
Metals and mining (3.2%)

Glencore PLC (United Kingdom)		311,705	1,550,983

Rio Tinto PLC (United Kingdom)		50,703	2,574,284

ThyssenKrupp AG (Germany)		39,653	1,034,154

			5,159,421
Multi-utilities (1.3%)

Veolia Environnement SA (France)		86,838	2,059,326

			2,059,326
Oil, gas, and consumable fuels (7.5%)

Encana Corp. (Canada)		131,100	1,441,912

Royal Dutch Shell PLC Class A, (Amsterdam Exchange) (United Kingdom)		109,699	3,498,555

Royal Dutch Shell PLC Class B, (United Kingdom)		62,220	2,005,035

Suncor Energy, Inc. (Canada)		92,512	3,194,674

Total SA (France)		35,608	2,023,732

			12,163,908
Personal products (2.3%)

Shiseido Co., Ltd. (Japan)		30,800	1,972,092

Unilever NV ADR (Netherlands)		30,695	1,735,140

			3,707,232
Pharmaceuticals (6.9%)

AstraZeneca PLC (United Kingdom)		39,860	2,741,631

Bayer AG (Germany)		16,038	1,813,466

Novartis AG (Switzerland)		38,121	3,084,067

Sanofi (France)		45,036	3,618,877

			11,258,041
Real estate management and development (0.9%)

Mitsui Fudosan Co., Ltd. (Japan)		60,500	1,467,795

			1,467,795
Semiconductors and semiconductor equipment (1.5%)

SCREEN Holdings Co., Ltd. (Japan)		14,600	1,339,185

Sino-American Silicon Products, Inc. (Taiwan)		313,000	1,143,276

			2,482,461
Software (0.6%)

Nintendo Co., Ltd. (Japan)		2,300	1,012,904

			1,012,904
Technology hardware, storage, and peripherals (1.6%)

Samsung Electronics Co., Ltd. (South Korea)		1,130	2,608,997

			2,608,997
Tobacco (1.0%)

Imperial Brands PLC (United Kingdom)		45,931	1,565,255

			1,565,255
Trading companies and distributors (4.0%)

ITOCHU Corp. (Japan)		93,200	1,810,045

Mitsubishi Corp. (Japan)		112,300	3,020,559

Wolseley PLC (United Kingdom)		22,571	1,697,777

			6,528,381
Transportation infrastructure (0.8%)

Aena SME SA (Spain)		6,196	1,248,624

			1,248,624
Wireless telecommunication services (2.3%)

KDDI Corp. (Japan)		32,800	837,378

Vodafone Group PLC (United Kingdom)		1,075,277	2,944,318

			3,781,696

Total common stocks (cost $134,925,838)			$160,905,310

SHORT-TERM INVESTMENTS (1.2%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 1.82%(AFF)	Shares	1,628,239	$1,628,239

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(P)	Shares	280,000	280,000

U.S. Treasury Bills 1.640%, 7/5/18		$111,000	110,504

Total short-term investments (cost $2,018,768)			$2,018,743

TOTAL INVESTMENTS

Total investments (cost $136,944,606)			$162,924,053

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $53,311,538) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$2,452,884	$2,498,176	$(45,292)
	British Pound	Buy	6/20/18	735,556	720,624	14,932
	Canadian Dollar	Sell	4/18/18	2,477,982	2,555,613	77,631
	Hong Kong Dollar	Buy	5/16/18	1,015,243	1,019,834	(4,591)
	Japanese Yen	Buy	5/16/18	99,461	97,018	2,443
Barclays Bank PLC
	British Pound	Sell	6/20/18	572,850	581,148	8,298
	Canadian Dollar	Sell	4/18/18	511,824	527,833	16,009
	Euro	Buy	6/20/18	519,726	526,336	(6,610)
	Hong Kong Dollar	Buy	5/16/18	2,077,482	2,086,974	(9,492)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	400,071	407,415	(7,344)
	British Pound	Buy	6/20/18	1,902,791	1,863,844	38,947
	Danish Krone	Sell	6/20/18	651,475	655,257	3,782
	Japanese Yen	Sell	5/16/18	1,921,452	1,911,755	(9,697)
Goldman Sachs International
	British Pound	Sell	6/20/18	417,744	416,171	(1,573)
	Canadian Dollar	Sell	4/18/18	324,471	334,689	10,218
	Chinese Yuan (Offshore)	Buy	5/16/18	64,479	63,970	509
	Euro	Sell	6/20/18	2,893,515	2,875,957	(17,558)
	Japanese Yen	Buy	5/16/18	5,421,415	5,286,701	134,714
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	1,735,614	1,767,878	(32,264)
	British Pound	Buy	6/20/18	3,029,911	2,969,430	60,481
	Canadian Dollar	Sell	4/18/18	884,589	912,250	27,661
	Euro	Sell	6/20/18	1,023,366	1,017,484	(5,882)
	Japanese Yen	Buy	5/16/18	1,373,288	1,336,749	36,539
	New Zealand Dollar	Sell	4/18/18	1,464,673	1,438,394	(26,279)
	Norwegian Krone	Buy	6/20/18	266,744	267,291	(547)
	Singapore Dollar	Buy	5/16/18	2,174,285	2,180,055	(5,770)
	South Korean Won	Sell	5/16/18	2,530,144	2,516,766	(13,378)
	Swedish Krona	Buy	6/20/18	121,605	123,175	(1,570)
	Swiss Franc	Buy	6/20/18	4,881,032	4,979,164	(98,132)
Royal Bank of Scotland PLC (The)
	Japanese Yen	Sell	5/16/18	1,489,649	1,493,189	3,540
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	1,164,194	1,194,170	(29,976)
	British Pound	Buy	6/20/18	216,613	212,181	4,432
	Canadian Dollar	Sell	4/18/18	1,307,434	1,348,307	40,873
	Euro	Sell	6/20/18	849,505	844,256	(5,249)
	Israeli Shekel	Buy	4/18/18	690,565	703,699	(13,134)
UBS AG
	Australian Dollar	Sell	4/18/18	2,411,488	2,456,407	44,919
	Canadian Dollar	Sell	4/18/18	1,087,393	1,121,378	33,985

Unrealized appreciation						559,913

Unrealized (depreciation)						(334,338)

Total						$225,575
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2017 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $163,490,181.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 6/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 03/31/18

	Short-term investments
	Putnam Short Term Investment Fund*	2,061,338	24,999,637	25,432,736	22,504	1,628,239

	Total Short-term investments	$2,061,338	$24,999,637	$25,432,736	$22,504	$1,628,239
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $69,324 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.3%
	United Kingdom	16.4
	France	15.7
	Germany	6.9
	Netherlands	6.7
	Ireland	4.4
	Australia	4.3
	Canada	4.2
	Switzerland	3.9
	United States	3.3
	Hong Kong	1.7
	Sweden	1.6
	South Korea	1.6
	Italy	1.6
	Denmark	1.0
	New Zealand	1.0
	Finland	1.0
	Norway	0.8
	Spain	0.8
	Taiwan	0.7
	Other	0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $62,195 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$945,970	$9,838,046	$—
Consumer staples	—	11,372,325	—
Energy	4,636,586	7,527,322	—
Financials	2,145,374	46,527,115	—
Health care	—	12,948,182	—
Industrials	1,550,560	26,220,784	—
Information technology	—	9,217,031	—
Materials	—	9,407,989	—
Real estate	—	3,000,318	—
Telecommunication services	1,235,012	10,583,760	—
Utilities	—	3,748,936	—
Total common stocks	10,513,502	150,391,808	—
Short-term investments	1,908,239	110,504	—

Totals by level	$12,421,741	$150,502,312	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$225,575	$—

Totals by level	$—	$225,575	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	559,913	334,338

Total	$559,913	$334,338

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$56,100,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018